DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

September 27, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 497 to the Registration Statement on Form N-1A of Xtrackers S&P 500 Carbon Budget ETF (the “Fund”), a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Dear Commission Staff:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 497 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Amendment will become effective on December 11, 2023. No fees are required in connection with this filing.

This filing is being made to introduce a new series into the Trust: Xtrackers S&P 500 Carbon Budget ETF. The enclosed filing contains the Fund's Prospectus and Statement of Additional Information.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011 / jim.wall@dws.com.

Very truly yours,

/s/James M. Wall

James M. Wall

Associate General Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz,Vedder Price P.C.